Royalty, stream and other interests - Disclosure of detailed information about royalty interests (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Royalty, Stream And Other Interests [Line Items]
Beginning balance	$ 1,414,668	$ 1,575,772
Acquisitions	90,102	141,101
NSR royalty on the Cariboo properties owned prior to the acquisition of Barkerville	(56,070)
Conversion		0
Transfer	0
Disposal	(49,393)	(150,289)
Depletion	(47,009)	(52,612)
Impairment	(193,591)	(158,200)
Translation adjustment	(28,195)	58,896
Ending balance	1,130,512	1,414,668
Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	707,723	770,530
Acquisitions	41,529	109,670
NSR royalty on the Cariboo properties owned prior to the acquisition of Barkerville	(56,070)
Conversion		0
Transfer	(10,000)
Disposal	(2,277)	0
Depletion	(20,908)	(26,972)
Impairment	(27,689)	(153,639)
Translation adjustment	(4,741)	8,134
Ending balance	627,567	707,723
Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	606,410	700,078
Acquisitions	48,573	31,431
NSR royalty on the Cariboo properties owned prior to the acquisition of Barkerville	0
Conversion		4,278
Transfer	10,000
Disposal	0	(150,289)
Depletion	(23,335)	(21,217)
Impairment	(138,689)	0
Translation adjustment	(19,795)	42,129
Ending balance	483,164	606,410
Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	100,535	105,164
Acquisitions	0	0
NSR royalty on the Cariboo properties owned prior to the acquisition of Barkerville	0
Conversion		(4,278)
Transfer	0
Disposal	(47,116)	0
Depletion	(2,766)	(4,423)
Impairment	(27,213)	(4,561)
Translation adjustment	(3,659)	8,633
Ending balance	19,781	100,535
Producing [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	726,913
Cost	1,132,921	1,068,217
Accumulated depletion and impairment	(500,348)	(341,304)
Ending balance	632,573	726,913
Producing [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	213,601
Cost	604,950	510,738
Accumulated depletion and impairment	(345,521)	(297,137)
Ending balance	259,429	213,601
Producing [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	455,905
Cost	509,179	489,407
Accumulated depletion and impairment	(141,826)	(33,502)
Ending balance	367,353	455,905
Producing [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	57,407
Cost	18,792	68,072
Accumulated depletion and impairment	(13,001)	(10,665)
Ending balance	5,791	57,407
Development [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	454,057
Cost	385,807	454,057
Accumulated depletion and impairment	(79,549)
Accumulated depletion		0
Ending balance	306,258	454,057
Development [Member] | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	270,066
Cost	185,636	270,066
Accumulated depletion and impairment	0
Accumulated depletion		0
Ending balance	185,636	270,066
Development [Member] | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	150,505
Cost	168,290	150,505
Accumulated depletion and impairment	(52,479)
Accumulated depletion		0
Ending balance	115,811	150,505
Development [Member] | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	33,486
Cost	31,881	33,486
Accumulated depletion and impairment	(27,070)
Accumulated depletion		0
Ending balance	4,811	33,486
Exploration and evaluation
Royalty, Stream And Other Interests [Line Items]
Beginning balance	233,698
Cost	191,681	233,698
Accumulated depletion	0	0
Ending balance	191,681	233,698
Exploration and evaluation | Royalty interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	224,056
Cost	182,502	224,056
Accumulated depletion	0	0
Ending balance	182,502	224,056
Exploration and evaluation | Stream interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	0
Cost	0	0
Accumulated depletion	0	0
Ending balance	0	0
Exploration and evaluation | Offtake interests [Member]
Royalty, Stream And Other Interests [Line Items]
Beginning balance	9,642
Cost	9,179	9,642
Accumulated depletion	0	0
Ending balance	$ 9,179	$ 9,642